Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Public warrants
Earnings per share
Number of Anti-dilutive Instruments	8,838,260	8,838,260
Private warrants
Earnings per share
Number of Anti-dilutive Instruments	6,535,304	6,335,304
Warrants related to the Mezzanine debt
Earnings per share
Number of Anti-dilutive Instruments	3,187,500	0